SCHEDULE OF FUTURE LEASE PAYMENTS UNDER LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Right-of-use Rou Assets And Lease Payable
2027	$ 501,304
2028	466,623
2029	77,771
Total operating lease payments	1,045,698
Less: Imputed interest	(55,457)
Present value of operating lease liabilities	$ 990,241	$ 145,728